Consolidated Statements Of Net Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Consolidated Statements Of Net Income [Abstract]
Operating revenues	$ 757,760		$ 687,291		$ 660,186
Operating costs and expenses:
Operations and maintenance	271,843		256,743		250,989
Depreciation	111,767		103,412		100,606
Amortization	5,229		4,888		11,110
Taxes other than income taxes	47,404		41,449		40,147
Total expenses	436,243		406,492		402,852
Operating income	321,517		280,799		257,334
Other expense (income):
Interest expense, net	77,757	[1]	77,804	[1]	73,393	[1]
Allowance for funds used during construction	(4,142)		(7,150)		(4,831)
Gain on sale of other assets	(1,090)		(649)		(2,547)
Equity earnings in joint venture	(1,976)
Income from continuing operations before income taxes	250,968		210,794		191,319
Provision for income taxes	66,881		69,111		74,940
Income from continuing operations	184,087		141,683		116,379
Discontinued operations:
Income from discontinued operations before income taxes	20,493		14,279		12,750
Provision for income taxes	8,017		12,893		5,154
Income from discontinued operations	12,476		1,386		7,596
Net income attributable to common shareholders	$ 196,563		$ 143,069		$ 123,975
Income from continuing operations per share:
Basic	$ 1.32		$ 1.03		$ 0.85
Diluted	$ 1.32		$ 1.02		$ 0.85
Income from discontinued operations per share:
Basic	$ 0.09		$ 0.01		$ 0.06
Diluted	$ 0.09		$ 0.01		$ 0.06
Net income per common share:
Basic	$ 1.41		$ 1.04		$ 0.91
Diluted	$ 1.40		$ 1.03		$ 0.90
Average common shares outstanding during the period:
Basic	139,361		138,182		136,948
Diluted	139,934		138,689		137,296
Cash dividends declared per common share	$ 0.670		$ 0.630		$ 0.59

[1]	Net of allowance for funds used during construction and interest income.